ACCRUED EXPENSES (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Payables and Accruals [Abstract]
Voyage expenses	$ 13,527	$ 8,885
Ship operating expenses	6,869	11,030
Administrative expenses	1,355	2,713
Interest expense	2,003	807
Taxes	1,671	1,058
Contingent rental expense	0	4,582
Other	734	614
Accrued expenses	$ 26,159	$ 29,689